As filed with the Securities and Exchange Commission on April 17, 2015

Securities Act File No. 033-13019
Investment Company Act File No. 811-05083

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 75	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 76	☒

VAN ECK VIP TRUST
(Exact Name of Registrant as Specified in its Charter)

335 Madison Avenue, 19th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
Immediately upon filing pursuant to paragraph (b)
x	On April 23, 2015 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of Van Eck VIP Trust's Post-Effective Amendment No. 73 to its Registration Statement until April 23, 2015. Parts A, B and C of Registrant's Post-Effective Amendment No. 73 under the Securities Act of 1933 and No. 74 under the Investment Company Act of 1940, filed on January 23, 2015, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of April, 2015.

VAN ECK VIP TRUST

   By:    /s/ Jonathan R. Simon
                Name: Jonathan R. Simon
                                           Title: Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Jan F. van Eck*	Chief Executive Officer and President	April 17, 2015
Jan F. van Eck
/s/ John J. Crimmins*	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	April 17, 2015
John J. Crimmins
/s/ Jane DiRenzo Pigott*	Trustee	April 17, 2015
Jane DiRenzo Pigott
/s/ Jon Lukomnik*	Trustee	April 17, 2015
Jon Lukomnik
/s/ Wayne H. Shaner*	Trustee	April 17, 2015
Wayne H. Shaner
/s/ R. Alastair Short*	Trustee	April 17, 2015
R. Alastair Short
/s/ Richard D. Stamberger*	Trustee	April 17, 2015
Richard D. Stamberger
/s/ Robert L. Stelzl*	Trustee	April 17, 2015
Robert L. Stelzl

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney‑in‑Fact
April 17, 2015